UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/12 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2012

Shares		Value
COMMON STOCKS (99.3%)
	CONSUMER DISCRETIONARY (13.1%)
8,400	AutoZone, Inc. *	$3,105,228
24,000	Bed Bath & Beyond, Inc. *	1,512,000
28,000	BorgWarner, Inc. *	1,935,080
40,000	Brinker International, Inc.	1,412,000
10,500	Buckle, Inc. (The) (1)	477,015
5,000	Chipotle Mexican Grill, Inc. *	1,587,700
14,000	Coach, Inc.	784,280
37,000	Darden Restaurants, Inc.	2,062,750
30,000	Dick’s Sporting Goods, Inc.	1,555,500
34,000	Domino’s Pizza, Inc.	1,281,800
6,000	Fossil, Inc. *	508,200
16,000	Genuine Parts Co.	976,480
15,200	Gildan Activewear, Inc.	481,536
27,000	HSN, Inc.	1,324,350
27,000	Johnson Controls, Inc.	739,800
17,000	Life Time Fitness, Inc. * (1)	777,580
112,000	LKQ Corp. *	2,072,000
24,000	McDonald’s Corp.	2,202,000
7,000	Monro Muffler Brake, Inc.	246,330
8,000	NIKE, Inc. Class B	759,280
18,000	O’Reilly Automotive, Inc. *	1,505,160
13,000	Penn National Gaming, Inc. *	560,300
2,200	Priceline.com, Inc. *	1,361,206
18,000	PVH Corp.	1,686,960
10,000	Signet Jewelers Ltd.	487,600
25,000	Starbucks Corp.	1,268,750
68,600	TJX Companies, Inc. (The)	3,072,594
3,000	Ulta Salon, Cosmetics &
	Fragrance, Inc.	288,915
20,000	Under Armour, Inc. Class A * (1)	1,116,600
4,000	VF Corp.	637,440
21,000	Vitamin Shoppe, Inc. *	1,224,720
26,500	Warnaco Group, Inc. (The) *	1,375,350
6,000	Wynn Resorts Ltd.	692,640
34,000	Yum! Brands, Inc.	2,255,560
		43,334,704

	CONSUMER STAPLES (9.0%)
68,000	BRF - Brasil Foods S.A. ADR (1)	1,176,400
17,000	British American Tobacco PLC ADR	1,744,880
21,300	Brown-Forman Corp. Class B	1,389,825
20,000	Bunge Ltd.	1,341,000
48,400	Church & Dwight Co., Inc.	2,613,116
16,800	Coca-Cola Femsa, SAB de C.V. ADR (1)	2,167,200
130,000	Companhia de Bebidas das Americas ADR	4,975,100
14,000	Costco Wholesale Corp.	1,401,750
21,000	Energizer Holdings, Inc.	1,566,810
59,875	Flowers Foods, Inc.	1,208,278
20,000	Fomento Economico Mexicano SAB de C.V. ADR (1)	1,839,600
40,000	General Mills, Inc.	1,594,000
33,000	Green Mountain Coffee Roasters, Inc. * (1)	783,750
32,000	Harris Teeter Supermarkets, Inc.	1,242,880
3,000	Herbalife Ltd.	142,200

Shares		Value
40,000	Hormel Foods Corp.	$1,169,600
24,000	PepsiCo, Inc.	1,698,480
22,000	Reynolds American, Inc.	953,480
9,000	Whole Foods Market, Inc.	876,600
		29,884,949
	ENERGY (4.6%)
8,600	CNOOC Ltd. ADR	1,743,478
13,000	Concho Resources, Inc. *	1,231,750
16,600	Core Laboratories N.V.	2,016,568
12,000	Devon Energy Corp.	726,000
17,000	Enbridge, Inc.	663,510
20,000	EQT Corp.	1,180,000
70,000	FMC Technologies, Inc. *	3,241,000
18,000	Noble Energy, Inc.	1,668,780
22,000	Tenaris S.A. ADR (1)	896,940
26,000	TransCanada Corp. (1)	1,183,000
24,000	Ultrapar Participacoes S.A. ADR	535,440
		15,086,466
	FINANCIALS (10.9%)
8,000	ACE Ltd.	604,800
19,000	Affiliated Managers Group, Inc. *	2,337,000
20,600	AFLAC, Inc.	986,328
36,000	American Tower Corp. REIT	2,570,040
45,000	Arch Capital Group Ltd. *	1,875,600
9,490	AvalonBay Communities, Inc. REIT	1,290,545
8,151	Banco de Chile ADR (1)	679,794
35,000	Bancolombia S.A. ADR (1)	2,089,850
13,300	Bank of Montreal	785,232
22,100	Bank of Nova Scotia (1)	1,211,522
10,700	BlackRock, Inc.	1,907,810
16,000	BRE Properties, Inc. REIT	750,240
11,400	Camden Property Trust REIT	735,186
8,200	Canadian Imperial Bank of Commerce (1)	641,158
27,000	Digital Realty Trust, Inc. REIT (1)	1,885,950
11,600	Equity Lifestyle Properties, Inc. REIT	790,192
9,400	Essex Property Trust, Inc. REIT	1,393,456
17,000	HCP, Inc. REIT	756,160
75,500	HDFC Bank Ltd. ADR	2,837,290
8,000	ICICI Bank Ltd. ADR	321,120
71,376	Itau Unibanco Holding S.A. ADR	1,090,625
9,000	M&T Bank Corp. (1)	856,440
10,000	PartnerRe Ltd.	742,800
15,000	ProAssurance Corp.	1,356,600
26,000	Royal Bank of Canada	1,492,660
18,000	Stifel Financial Corp. *	604,800
21,000	T. Rowe Price Group, Inc.	1,329,300
8,000	Taubman Centers, Inc. REIT	613,840
7,400	Toronto-Dominion Bank (The) (1)	616,716
30,000	Wells Fargo & Co.	1,035,900
		36,188,954
	HEALTH CARE (13.7%)
49,000	Alexion Pharmaceuticals, Inc. *	5,605,600
17,200	Allergan, Inc.	1,575,176
16,000	Bayer AG ADR	1,374,240
14,500	Becton, Dickinson & Co.	1,139,120

1

Value Line Premier Growth Fund, Inc.

September 30, 2012

Shares		Value
1,300	Bio-Rad Laboratories, Inc. Class A*	$138,736
14,800	Bio-Reference Laboratories, Inc. * (1)	422,984
15,000	C.R. Bard, Inc.	1,569,750
28,000	Catamaran Corp. *	2,743,160
31,000	Cerner Corp. *	2,399,710
1,000	Computer Programs & Systems, Inc.	55,550
6,000	DaVita, Inc. *	621,660
4,000	DENTSPLY International, Inc.	152,560
26,000	Edwards Lifesciences Corp. *	2,791,620
19,000	Endo Health Solutions, Inc. *	602,680
46,000	Express Scripts Holding Co. *	2,882,820
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,534,060
38,800	Henry Schein, Inc. *	3,075,676
52,000	HMS Holdings Corp. *	1,738,360
24,000	IDEXX Laboratories, Inc. *	2,384,400
24,000	Impax Laboratories, Inc. *	623,040
7,000	Intuitive Surgical, Inc. *	3,469,410
13,400	Mettler-Toledo International, Inc. *	2,287,916
3,100	MWI Veterinary Supply, Inc. *	330,708
17,800	Novo Nordisk A/S ADR	2,809,018
24,500	Owens & Minor, Inc.	732,060
23,000	Teva Pharmaceutical Industries Ltd. ADR	952,430
17,000	Thermo Fisher Scientific, Inc.	1,000,110
15,000	Volcano Corp. *	428,550
		45,441,104
	INDUSTRIALS (23.9%)
85,000	ABB Ltd. ADR	1,589,500
24,300	Acuity Brands, Inc.	1,537,947
96,750	AMETEK, Inc.	3,429,787
41,200	AZZ, Inc.	1,564,776
18,000	BE Aerospace, Inc. *	757,800
15,000	C.H. Robinson Worldwide, Inc.	878,250
22,900	Canadian National Railway Co.	2,020,467
11,800	Chart Industries, Inc. *	871,430
24,000	Chicago Bridge & Iron Co. N.V.	914,160
35,000	CLARCOR, Inc.	1,562,050
10,000	Clean Harbors, Inc. *	488,500
49,000	Danaher Corp.	2,702,350
56,000	Donaldson Co., Inc.	1,943,760
45,200	Eaton Corp. (1)	2,136,152
41,000	EnerSys *	1,446,890
18,000	Esterline Technologies Corp. *	1,010,520
12,000	Fastenal Co.	515,880
15,000	FedEx Corp.	1,269,300
3,000	Flowserve Corp.	383,220
11,000	Fluor Corp.	619,080
6,000	Graco, Inc.	301,680
23,250	HEICO Corp.	899,543
33,850	IDEX Corp.	1,413,914
17,600	IHS, Inc. Class A *	1,713,360
20,000	Iron Mountain, Inc.	682,200
33,000	J.B. Hunt Transport Services, Inc.	1,717,320
21,000	Kansas City Southern	1,591,380
31,200	Kirby Corp. *	1,724,736

Shares		Value
5,000	L-3 Communications Holdings, Inc.	$358,550
88,500	Lan Airlines S.A. ADR (1)	2,237,280
26,000	Lincoln Electric Holdings, Inc.	1,015,300
20,000	Norfolk Southern Corp.	1,272,600
34,000	Parker Hannifin Corp.	2,841,720
9,000	Portfolio Recovery Associates, Inc. *	939,870
17,800	Precision Castparts Corp.	2,907,452
43,500	Republic Services, Inc.	1,196,685
11,000	Rockwell Collins, Inc.	590,040
54,000	Rollins, Inc.	1,263,060
36,000	Roper Industries, Inc.	3,956,040
50,700	Rush Enterprises, Inc. Class A *	976,482
2,000	Snap-on, Inc.	143,740
36,600	Stericycle, Inc. *	3,313,032
13,000	Teledyne Technologies, Inc. *	824,070
66,000	Toro Co. (The)	2,625,480
16,700	Towers Watson & Co. Class A	885,935
8,000	TransDigm Group, Inc. *	1,134,960
25,000	Union Pacific Corp.	2,967,500
31,000	United Technologies Corp.	2,426,990
6,700	Valmont Industries, Inc.	881,050
2,000	Verisk Analytics, Inc. Class A *	95,220
11,600	W.W. Grainger, Inc.	2,417,092
16,000	Wabtec Corp.	1,284,640
66,200	Waste Connections, Inc.	2,002,550
24,000	Woodward Inc.	815,520
		79,058,810
	INFORMATION TECHNOLOGY (11.6%)
23,000	Accenture PLC Class A	1,610,690
19,400	Alliance Data Systems Corp. * (1)	2,753,830
30,800	Amphenol Corp. Class A	1,813,504
16,700	Anixter International, Inc.	959,582
60,000	ANSYS, Inc. *	4,404,000
18,000	Ariba, Inc. *	806,400
21,000	Canon, Inc. ADR (1)	672,210
24,000	Check Point Software Technologies Ltd. *	1,155,840
42,000	Cognizant Technology Solutions Corp. Class A *	2,936,640
16,000	Equinix, Inc. *	3,296,800
15,000	Informatica Corp. *	522,150
11,800	MasterCard, Inc. Class A	5,327,464
37,200	MICROS Systems, Inc. *	1,827,264
3,000	NCR Corp. *	69,930
30,000	Rackspace Hosting, Inc. *	1,982,700
25,000	Salesforce.com, Inc. *	3,817,250
7,000	TIBCO Software, Inc. *	211,610
28,000	Trimble Navigation Ltd. *	1,334,480
8,000	VeriFone Systems, Inc. *	222,800
13,000	VMware, Inc. Class A *	1,257,620
20,300	Wright Express Corp. *	1,415,316
		38,398,080
	MATERIALS (8.2%)
16,000	Agrium, Inc.	1,655,360
15,000	Air Products & Chemicals, Inc.	1,240,500
5,600	Albemarle Corp.	295,008
30,700	AptarGroup, Inc.	1,587,497

2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
20,000	Ball Corp.	$846,200
14,000	BASF SE ADR	1,183,420
4,000	CF Industries Holdings, Inc.	888,960
4,000	Compass Minerals International, Inc.	298,360
22,000	Crown Holdings, Inc. *	808,500
20,000	Cytec Industries, Inc.	1,310,400
27,000	Ecolab, Inc.	1,749,870
16,000	FMC Corp.	886,080
9,500	Greif, Inc. Class A	419,710
9,000	NewMarket Corp.	2,218,320
31,000	Praxair, Inc.	3,220,280
24,000	Rockwood Holdings, Inc.	1,118,400
20,200	Scotts Miracle-Gro Co. (The) Class A (1)	878,094
8,000	Sherwin-Williams Co. (The)	1,191,280
30,000	Sigma-Aldrich Corp.	2,159,100
12,800	Syngenta AG ADR	958,080
38,000	Valspar Corp. (The)	2,131,800
		27,045,219
	TELECOMMUNICATION SERVICES (1.6%)
40,000	Crown Castle International Corp. *	2,564,000
3,000	Rogers Communications, Inc. Class B	121,200
43,000	SBA Communications Corp. Class A *	2,704,700
		5,389,900
	UTILITIES (2.7%)
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,241,396
25,000	CPFL Energia S.A. ADR (1)	547,750
20,000	ITC Holdings Corp.	1,511,600
32,000	ONEOK, Inc.	1,545,920
52,000	Questar Corp.	1,057,160
14,000	Sempra Energy	902,860
26,800	Wisconsin Energy Corp.	1,009,556
		8,816,242
	TOTAL COMMON STOCKS
	(Cost $185,771,280) (99.3%)	328,644,428

Principal Amount		Value
SHORT-TERM INVESTMENTS (0.6%)
	REPURCHASE AGREEMENTS (0.6%)
$2,000,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $2,000,032 (collateralized by $1,960,000 U.S. Treasury Notes 2.375% due 09/30/14, with a value of $2,043,734)	$2,000,000

Principal Amount		Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (6.2%)
	REPURCHASE AGREEMENTS (6.2%)
$6,814,579	Joint Repurchase Agreement with Morgan Stanley, 0.20%, dated 09/28/12, due 10/01/12, delivery value $6,814,693 (collateralized by $6,950,893 U.S. Treasury Inflation Indexed Bonds 2.375% due 01/15/25, with a value of $6,926,247)	$6,814,579
6,814,579	Joint Repurchase Agreement with Barclays, 0.20%, dated 09/28/12, due 10/01/12, delivery value $6,814,693 (collateralized by $6,950,881 U.S. Treasury Inflation Indexed Notes 1.875% due 07/15/13, with a value of $6,925,173)	6,814,579
6,814,579	Joint Repurchase Agreement with Credit Suisse First Boston, 0.23%, dated 09/28/12, due 10/01/12, delivery value $6,814,710 (collateralized by $6,952,176 U.S. Treasury Note 1.375% due 11/30/15, with a value of $6,921,927)	6,814,579

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $20,443,737) (6.2%)	20,443,737

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,443,737) (6.8%)	$22,443,737

	TOTAL INVESTMENT SECURITIES (106.1%) (Cost $208,215,017)	351,088,165

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.1%)		(20,260,470)
NET ASSETS (2) (100%)		$330,827,695
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($330,827,695 ÷ 10,937,719 shares outstanding)		$30.25

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2012, the market value (including accrued interest) of the securities on loan was $20,315,504.

3

Value Line Premier Growth Fund, Inc.

September 30, 2012

(2)
For federal income tax purposes, the aggregate cost was $208,215,017, aggregate gross unrealized appreciation was $145,328,281, aggregate gross unrealized depreciation was $2,455,133 and the net unrealized appreciation was $142,873,148.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

4

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$328,644,428	$0	$0	$328,644,428
Short-Term Investments	0	22,443,737	0	22,443,737
Total Investments in Securities	$328,644,428	$22,443,737	$0	$351,088,165

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 16, 2012